Additional Information - Condensed Financial Statements of Parent Company - Balance Sheets (Parenthetical) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Condensed Financial Statements
Common share, par value (in dollars per share)	$ 0	$ 0
Common shares, shares authorized, unlimited (fixed list)	Unlimited	Unlimited
Common shares, shares issued (in shares)	67,810,136	66,954,634
Common shares, shares outstanding (in shares)	67,810,136	66,954,634
Reportable legal entities | Parent Company
Condensed Financial Statements
Common share, par value (in dollars per share)	$ 0	$ 0
Common shares, shares issued (in shares)	67,810,136	66,954,634
Common shares, shares outstanding (in shares)	67,810,136	66,954,634